UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hillman Capital Management, Inc.
            7501 Wisconsin Avenue
            Suite 1100 E
            Bethesda, MD 20814

Form 13F File Number:   028-11091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark A. Hillman
Title:      President
Phone:      240-744-4510

Signature, Place, and Date of Signing:


     /s/ Mark A. Hillman         Bethesda, Maryland           August 12, 2010
     ----------------------      ----------------------       ------------
     [Signature]                 [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      46
                                                  -----------------------

Form 13F Information Table Value Total:              $  418,443 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)    (ITEM 7)              (ITEM 8)
----------------------------------------------------------------------------------------------------------------------------------
                                                                           INVESTMENT                     VOTING AUTHORITY
                                                                           DISCRETION                         (SHARES)
                                                                       -----------------       -----------------------------------
          NAME          TITLE                    FAIR      SHARES OR              SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE SHARED OTHER         SOLE      SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)   (B)   (C)   MGR     (A)        (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----- ----- ----- ----- --------- ------------ ------------
3M CO COM              COMMON   88579Y101      1,958           24,785   SOLE                      8,485           0        16,300
A T & T INC (NEW)      COMMON   00206R102     18,781          776,410   SOLE                    249,261           0       527,149
AETNA INC NEW COM      COMMON   00817Y108     17,635          668,486   SOLE                    229,415           0       439,071
ALLSTATE CORP COM      COMMON   020002101      1,857           64,625   SOLE                     22,225           0        42,400
AMERICAN ELECTRIC POW  COMMON   025537101     19,577          606,109   SOLE                    211,876           0       394,233
AMERICAN EXPRESS CO    COMMON   025816109      2,026           51,036   SOLE                     18,328           0        32,708
AMGEN INC COM          COMMON   031162100      1,814           34,490   SOLE                     11,490           0        23,000
BANK OF AMERICA CORPO  COMMON   060505104      1,791          124,610   SOLE                     42,960           0        81,650
BEST BUY INC COM       COMMON   086516101      1,694           50,037   SOLE                     16,712           0        33,325
BOEING CO COM          COMMON   097023105     19,820          315,852   SOLE                    119,785           0       196,067
CAMPBELL SOUP CO COM   COMMON   134429109      2,049           57,184   SOLE                     19,284           0        37,900
CISCO SYS INC COM      COMMON   17275R102      1,746           81,922   SOLE                     26,622           0        55,300
CLOROX CO COM          COMMON   189054109      2,011           32,344   SOLE                     11,119           0        21,225
CORNING INC COM        COMMON   219350105     18,051        1,117,678   SOLE                    386,638           0       731,040
DISNEY WALT PRODTNS    COMMON   254687106      2,068           65,637   SOLE                     23,237           0        42,400
DU PONT E I DE NEMOUR  COMMON   263534109     19,272          557,168   SOLE                    202,311           0       354,857
EXXON MOBIL CORP COM   COMMON   30231G102     16,091          281,948   SOLE                     87,190           0       194,758
GENERAL ELEC CO        COMMON   369604103     18,245        1,265,285   SOLE                    507,051           0       758,234
GOLDMAN SACHS GROUP I  COMMON   38141G104     17,473          133,111   SOLE                     47,379           0        85,732
GOODRICH CORP COM      COMMON   382388106     20,374          307,530   SOLE                    122,379           0       185,151
GOOGLE INC CL A        COMMON   38259P508      1,651            3,711   SOLE                      1,346           0         2,365
HARLEY DAVIDSON INC C  COMMON   412822108      1,521           68,407   SOLE                     24,507           0        43,900
HEINZ H J CO COM       COMMON   423074103      1,949           45,102   SOLE                     14,902           0        30,200
HEWLETT PACKARD CO CO  COMMON   428236103     18,751          433,242   SOLE                    155,145           0       278,097
HONEYWELL INTL INC CO  COMMON   438516106      1,883           48,251   SOLE                     16,551           0        31,700
I B M                  COMMON   459200101      1,881           15,235   SOLE                      5,235           0        10,000
INGERSOLL-RAND PLC     COMMON   G47791101     20,729          601,014   SOLE                    227,311           0       373,703
INTEL CORP COM         COMMON   458140100      1,850           95,136   SOLE                     31,111           0        64,025
INVESCO VAN KAMPEN MU  COMMON   46131J103        173           12,456   SOLE                     12,456           0             0
JOHNSON & JOHNSON      COMMON   478160104      1,853           31,370   SOLE                     10,870           0        20,500
JP MORGAN CHASE & CO   COMMON   46625H100     18,917          516,717   SOLE                    196,529           0       320,188
MERCK & COMPANY        COMMON   58933Y105      2,033           58,143   SOLE                     22,843           0        35,300
MICROSOFT              COMMON   594918104     16,125          700,779   SOLE                    261,447           0       439,332
NUCOR CORP COM         COMMON   670346105      1,771           46,253   SOLE                     16,553           0        29,700
ORACLE SYS CORP        COMMON   68389X105      1,741           81,114   SOLE                     28,414           0        52,700
PFIZER INC             COMMON   717081103     17,385        1,219,118   SOLE                    385,670           0       833,448
RAYTHEON CO COM NEW    COMMON   755111507      1,822           37,655   SOLE                     13,155           0        24,500
STARBUCKS CORP COM     COMMON   855244109     22,716          934,799   SOLE                    387,399           0       547,400
SYSCO CORP COM         COMMON   871829107     19,866          695,340   SOLE                    256,743           0       438,597
TEXAS INSTRS INC COM   COMMON   882508104      1,907           81,898   SOLE                     27,298           0        54,600
TIME WARNER INC COM    COMMON   887317303      2,016           69,722   SOLE                     23,922           0        45,800
TRANSOCEAN LTD ZUG NA  COMMON   H8817H100     14,598          315,078   SOLE                    113,042           0       202,036
VERIZON COMMUNICATION  COMMON   92343V104     17,564          626,831   SOLE                    193,589           0       433,242
WAL MART STORES INC    COMMON   931142103      1,751           36,421   SOLE                     12,021           0        24,400
WESTERN UN CO COM      COMMON   959802109     18,459        1,238,018   SOLE                    445,675           0       792,343
YAHOO INC COM          COMMON   984332106      1,686          121,822   SOLE                     40,922           0        80,900